Earnings Per Share - Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income Loss Available To Common Stockholders Diluted [Abstract]
Net income	$ 50,331	$ 46,148	$ 43,668	$ 3,055	$ 32,707	$ 22,096	$ 36,694	$ 34,044	$ 143,202	$ 125,541	$ 127,493
Less: accretion of Class L Shares											171,567
Net loss attributable to common stock											(44,074)
Income attributable to Class L Shares											$ 171,567